Leases - analysis of the maturity of the long-term lease liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 371,671
Expense for rental contracts with a term of less than one year	37,996	$ 36,153	$ 19,116
Rental contracts with insignificant amounts	118,616	83,439	77,709
Total rental contracts	156,612	$ 119,592	$ 96,825
2023
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	213,141
2024
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	78,918
2025
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	32,571
Subsequent
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 47,041